Property and Equipment Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment (Textual)
Depreciation expenses	$ 587	$ 705
Depreciated cost against loan based on refinancing agreement	$ 139